INTANGIBLE - Intangible assets by type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE
Intangible assets	R$ 8,014,740	R$ 8,741,949	R$ 9,649,789
Non-compete agreement
INTANGIBLE
Intangible assets	R$ 5,394	5,706
Non-compete agreement, 5%
INTANGIBLE
Average rate %	46.10%
Non-compete agreement, 46.1%
INTANGIBLE
Average rate %	5.00%
Port concession
INTANGIBLE
Average rate %	4.30%
Intangible assets	R$ 199,658	209,506
Lease agreements
INTANGIBLE
Average rate %	16.90%
Intangible assets	R$ 21,873	29,373
Supplier agreements, 12.9%
INTANGIBLE
Average rate %	12.90%
Intangible assets	R$ 70,368	85,182
Supplier agreements, 17.6%
INTANGIBLE
Average rate %	17.60%
Intangible assets	R$ 31,993	41,250
Port service contracts
INTANGIBLE
Average rate %	4.20%
Intangible assets	R$ 609,283	639,275
Cultivars
INTANGIBLE
Average rate %	14.30%
Intangible assets	R$ 81,568	101,960
Trademarks and patents
INTANGIBLE
Average rate %	10.00%
Intangible assets	R$ 14,071	16,627
Customer portfolio
INTANGIBLE
Average rate %	9.10%
Intangible assets	R$ 6,567,840	7,388,820
Software
INTANGIBLE
Average rate %	20.00%
Intangible assets	R$ 121,312	123,788
Others
INTANGIBLE
Average rate %	7.20%
Intangible assets	R$ 291,380	R$ 100,462